Organization and Business Background - Merger Net Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Organization and Business Background
Net Income	$ 250,000	$ 176,000	$ 130,700